Consolidated Balance Sheets (Parentheticals) - $ / shares	Aug. 26, 2017	Aug. 27, 2016
Preferred stock par value (in dollars per share)	$ 0.01
Preferred stock shares authorized (in shares)	100,000,000
Preferred stock shares issued (in shares)	0
Common stock par value (in dollars per share)	$ 0.01
Common stock shares authorized (in shares)	600,000,000
Common stock shares issued (in shares)	70,628,322
Common stock shares outstanding (in shares)	70,628,322
(Predecessor)
Common stock par value (in dollars per share)	$ 0.01	$ 0.01
Common stock shares authorized (in shares)	600,000	600,000,000
Common stock shares issued (in shares)		508,132,000
Common stock shares outstanding (in shares)		508,132,000